Tax and employee-related liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Tax And Employee-Related Liabilities [Abstract]
Employee-related liabilities	€ 10,815	€ 10,778
Social security and other taxes	5,394	4,960
BALANCE AS AT DECEMBER 31	16,209	15,738
Less non-current portion	0	0
CURRENT PORTION	€ 16,209	€ 15,738